Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net, mainly consist of the following:
	June 30, 2024	June 30, 2023
Capitalized internal-use software development costs	$987,476	$905,431
Less: accumulated amortization	(783,443)	(616,995)
Intangible assets, net	$204,033	$288,436

Schedule of Estimated Future Amortization Expense for Intangible Assets	Estimated future amortization expense for intangible assets is as follows:
Twelve months ending June 30,	Amortization expense
2025	102,188
2026	65,392
2027	21,946
2028	11,396
Thereafter	3,111
$204,033